SUBSEQUENT EVENTS (Details 4) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 12, 2014	Aug. 12, 2014 Hamilton Investment Group Inc [Member]	Aug. 12, 2014 Subsequent Event [Member] Hamilton Investment Group Inc [Member]
Subsequent Event [Line Items]
Cash paid in acquisition					$ 9,000,000	$ 9,000,000
Shares issued in acquisition					3,523,554	3,523,554
Value of shares issued in acquisition	2,219,839	548,604	552,500			2,300,000
Working Capital Target				$ 2,200,000		$ 2,200,000